Financial Instruments (Details 3) - Level 1 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning Balance		$ 564
Changes in values of warrants exercisable into shares liability		(564)
Ending Balance